Intangible Assets - Summary of Goodwill (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning period		€ 3,495
Intangible assets at ending period	€ 5,717
Goodwill [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning period		3,495
Intangible assets at ending period	3,495
Computer software [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning period
Intangible assets at ending period	2,222
Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning period	3,495	3,495
Additions	2,222
Disposals
Foreign exchange translation
Intangible assets at ending period	5,717	3,495
Gross carrying amount [member] | Goodwill [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning period	3,495	3,495
Additions
Disposals
Foreign exchange translation
Intangible assets at ending period	3,495	3,495
Gross carrying amount [member] | Computer software [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning period
Additions	2,222
Disposals
Foreign exchange translation
Intangible assets at ending period	2,222
Accumulated impairment [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning period
Amortization Charge
Impairment charge
Disposals
Foreign exchange translation
Intangible assets at ending period
Accumulated impairment [member] | Goodwill [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning period
Amortization Charge
Impairment charge
Disposals
Foreign exchange translation
Intangible assets at ending period
Accumulated impairment [member] | Computer software [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning period
Amortization Charge
Impairment charge
Disposals
Foreign exchange translation
Intangible assets at ending period